36. Management Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Management Compensation Tables
Schedule of key management personnel
	2017	2016

Salaries and other short term benefits	21,757	18,523
Share-based payments	6,791	1,200
	28,548	19,723